GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.61%
$ 275,001	Carvana Auto Receivables Trust(a) Series 2019-1A Class A3 3.08%, 11/15/2022	$ 276,923
1,000,000	Volvo Financial Equipment LLC(a) Series 2019-1A Class A3 3.00%, 03/15/2023	1,020,129
TOTAL ASSET-BACKED SECURITIES — 0.61% (Cost $1,275,936)		$1,297,052
BANK LOANS
493,703	Vyaire Medical Inc(b) 5.75%, 04/16/2025 3-mo. LIBOR + 4.75%	406,070
TOTAL BANK LOANS — 0.19% (Cost $453,973)		$406,070
CORPORATE BONDS AND NOTES
Basic Materials — 5.05%
1,250,000	Airgas Inc 2.90%, 11/15/2022	1,310,021
2,000,000	CF Industries Inc(a) 3.40%, 12/01/2021	2,037,163
2,000,000	DuPont de Nemours Inc(c) 2.17%, 05/01/2023	2,040,115
4,010,000	Georgia-Pacific LLC(a) 3.73%, 07/15/2023	4,350,971
1,000,000	Steel Dynamics Inc 2.80%, 12/15/2024	1,063,252
		10,801,522
Communications — 5.05%
2,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.46%, 07/23/2022	2,130,951
2,000,000	Comcast Corp(c) 3.70%, 04/15/2024	2,226,061
1,050,000	Discovery Communications LLC 2.95%, 03/20/2023	1,104,890
1,000,000	Fox Corp 3.67%, 01/25/2022	1,047,681
2,000,000	T-Mobile USA Inc(a) 3.50%, 04/15/2025	2,209,620
Principal Amount		Fair Value
Communications — (continued)
$ 2,000,000	TWDC Enterprises 18 Corp 2.35%, 12/01/2022	$ 2,087,918
		10,807,121
Consumer, Cyclical — 3.37%
1,016,000	American Honda Finance Corp 2.05%, 01/10/2023	1,053,145
2,000,000	Hasbro Inc 2.60%, 11/19/2022	2,068,320
2,000,000	Ralph Lauren Corp 1.70%, 06/15/2022	2,042,230
2,000,000	VF Corp 2.05%, 04/23/2022	2,052,420
		7,216,115
Consumer, Non-Cyclical — 21.40%
	AbbVie Inc
1,000,000	2.90%, 11/06/2022	1,051,913
4,000,000	2.30%, 11/21/2022(a)	4,150,319
2,000,000	Amgen Inc 1.90%, 02/21/2025	2,104,029
2,000,000	Anthem Inc 3.35%, 12/01/2024	2,215,658
800,000	Bacardi Ltd(a) 4.45%, 05/15/2025	888,690
	Bayer US Finance II LLC(a)
1,500,000	3.50%, 06/25/2021	1,536,219
2,000,000	1.31%, 12/15/2023(b) 3-mo. LIBOR + 1.01%	2,008,096
2,000,000	Becton Dickinson & Co(b) 1.34%, 06/06/2022 3-mo. LIBOR + 1.03%	2,008,324
1,740,000	Cigna Corp(b) 1.16%, 07/15/2023 3-mo. LIBOR + 0.89%	1,755,577
2,000,000	Constellation Brands Inc 2.70%, 05/09/2022	2,073,648
	CVS Health Corp
3,000,000	3.70%, 03/09/2023(c)	3,228,554
1,000,000	2.63%, 08/15/2024	1,075,155
4,000,000	EMD Finance LLC(a) 2.95%, 03/19/2022	4,128,173
2,000,000	HCA Inc 4.75%, 05/01/2023	2,190,684
2,000,000	Humana Inc 2.90%, 12/15/2022	2,106,088
1,500,000	Keurig Dr Pepper Inc 3.13%, 12/15/2023	1,618,105
	McCormick & Co Inc
2,355,000	3.90%, 07/15/2021	2,409,443
550,000	3.50%, 09/01/2023	586,502
2,000,000	Reckitt Benckiser Treasury Services PLC(a) 2.38%, 06/24/2022	2,066,459
2,000,000	Shire Acquisitions Investments Designated Activity Co 2.88%, 09/23/2023	2,130,017
	Thermo Fisher Scientific Inc
1,000,000	3.00%, 04/15/2023	1,063,206

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 450,000	4.13%, 03/25/2025	$ 518,264
862,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	864,215
2,000,000	Upjohn Inc(a) 1.13%, 06/22/2022	2,015,239
		45,792,577
Energy — 1.55%
761,000	Colonial Pipeline Co(a) 3.50%, 10/15/2020	761,316
2,500,000	Plains All American Pipeline LP / PAA Finance Corp 3.65%, 06/01/2022	2,560,136
		3,321,452
Financial — 26.13%
2,000,000	AIG Global Funding(a) 0.80%, 07/07/2023	2,011,960
4,000,000	American Express Co 3.40%, 02/22/2024	4,380,552
1,000,000	Ameriprise Financial Inc 3.00%, 03/22/2022	1,041,223
	Bank of America Corp(b)
1,000,000	2.74%, 01/23/2022 3-mo. LIBOR + 0.37%	1,010,217
1,000,000	3.34%, 01/25/2023 3-mo. LIBOR + 0.65%	1,043,517
5,000,000	Bank of Nova Scotia 1.95%, 02/01/2023	5,174,865
2,000,000	Capital One Bank USA NA(b) 2.01%, 01/27/2023 1-yr. SOFR + 0.62%	2,036,236
3,000,000	Citigroup Inc(b) 2.31%, 11/04/2022 1-yr. SOFR + 0.87%	3,064,290
600,000	Citizens Bank NA 2.65%, 05/26/2022	619,943
2,000,000	Goldman Sachs Group Inc(b) 2.91%, 07/24/2023 3-mo. LIBOR + 0.99%	2,084,692
1,000,000	Huntington National Bank 1.80%, 02/03/2023	1,030,821
4,000,000	JPMorgan Chase & Co(b) 3.21%, 04/01/2023 3-mo. LIBOR + 0.70%	4,178,041
	Metropolitan Life Global Funding I(a)
3,500,000	1.95%, 01/13/2023	3,628,332
500,000	0.95%, 07/02/2025	506,188
2,000,000	Morgan Stanley 3.88%, 04/29/2024	2,229,986
2,000,000	MUFG Union Bank NA 3.15%, 04/01/2022	2,085,065
2,000,000	New York Life Global Funding(a) 2.88%, 04/10/2024	2,161,435
Principal Amount		Fair Value
Financial — (continued)
$ 2,500,000	PNC Bank NA(b) 1.74%, 02/24/2023 3-mo. LIBOR + 0.00%	$ 2,552,614
3,500,000	Royal Bank of Canada 1.95%, 01/17/2023	3,625,309
2,000,000	Simon Property Group LP REIT 2.00%, 09/13/2024	2,065,300
1,250,000	Synchrony Bank 3.00%, 06/15/2022	1,287,584
2,000,000	Tanger Properties LP REIT 3.88%, 12/01/2023	1,961,690
1,500,000	Truist Bank(b) 3.53%, 10/26/2021 3-mo. LIBOR + 0.50%	1,510,961
1,500,000	US Bank NA 1.95%, 01/09/2023	1,557,593
3,000,000	Wells Fargo Bank NA(b) 2.90%, 05/27/2022 3-mo. LIBOR + 0.61%	3,058,642
		55,907,056
Industrial — 3.85%
800,000	Carrier Global Corp(a) 1.92%, 02/15/2023	822,107
900,000	CNH Industrial Capital LLC 1.95%, 07/02/2023	908,378
4,000,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	4,188,394
1,750,000	Parker-Hannifin Corp 3.50%, 09/15/2022	1,857,545
435,000	Trimble Inc 4.15%, 06/15/2023	468,532
		8,244,956
Technology — 1.03%
2,000,000	Dell International LLC / EMC Corp(a) 5.45%, 06/15/2023	2,203,822
Utilities — 1.93%
2,000,000	DTE Energy Co 2.60%, 06/15/2022	2,070,232
2,071,428	Southern California Edison Co 1.85%, 02/01/2022	2,068,701
		4,138,933
TOTAL CORPORATE BONDS AND NOTES — 69.36% (Cost $145,051,419)		$148,433,554

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.14%
$ 1,423,947	BX Commercial Mortgage Trust (a)(b) Series 2019-XL Class A 1.09%, 10/15/2036 1-mo. LIBOR + 0.92%	$ 1,420,373
500,000	CityLine Commercial Mortgage Trust(a)(d) Series 2016-CLNE Class A 2.78%, 11/10/2031	509,989
2,541,628	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class ASB 3.02%, 02/15/2048	2,641,536
TOTAL MORTGAGE-BACKED SECURITIES — 2.14% (Cost $4,520,348)		$4,571,898
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,100,000	1.50%, 01/31/2022	3,163,332
35,000,000	1.63%, 08/15/2022	36,067,773
TOTAL U.S. TREASURY BONDS AND NOTES — 18.33% (Cost $39,187,466)		$39,231,105
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.63%
999,976	Repurchase agreement (principal amount/value $1,000,000 with a maturity value of $1,000,008) with Citigroup Global Markets Inc, 0.09%, dated 7/31/20 to be repurchased at $999,976 on 8/3/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 1/28/21 - 4/1/59, with a value of $1,020,000.(e)	999,976
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 20,748	Repurchase agreement (principal amount/value $20,748 with a maturity value of $20,748) with JP Morgan Securities, 0.07%, dated 7/31/20 to be repurchased at $20,748 on 8/3/20 collateralized by U.S. Treasury securities, 1.75% - 2.63%, 2/28/23 - 5/15/23, with a value of $21,163.(e)	$ 20,748
317,931	Undivided interest of 72.84% in a repurchase agreement (principal amount/value $436,498 with a maturity value of $436,501) with HSBC Securities (USA) Inc, 0.08%, dated 7/31/20 to be repurchased at $317,931 on 8/3/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 5.00%, 11/16/28 - 5/20/50, with a value of $445,228.(e)	317,931
TOTAL SHORT TERM INVESTMENTS — 0.63% (Cost $1,338,655)		$1,338,655
TOTAL INVESTMENTS — 91.26% (Cost $191,827,797)		$195,278,334
OTHER ASSETS & LIABILITIES, NET — 8.74%		$18,711,492
TOTAL NET ASSETS — 100.00%		$213,989,826

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at July 31, 2020.
(c)	All or a portion of the security is on loan at July 31, 2020.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

July 31, 2020

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 31, 2020, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

July 31, 2020